Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
Lockheed Martin Corp. ............... 8,846 $ 4,021,746
Northrop Grumman Corp. ............. 1,740 820,288
4,842,034
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc. . 1,355 148,034
United Parcel Service, Inc., Class B ...... 15,431 2,179,629
2,327,663
Automobiles — 1.5%
Ford Motor Co. .................... 221,560 2,160,210
General Motors Co. ................. 64,235 1,811,427
Harley-Davidson, Inc. ................ 42,549 1,142,441
Tesla, Inc.
(a)
....................... 73,433 14,748,284
Thor Industries, Inc. ................. 9,798 861,538
20,723,900
Banks — 2.4%
Bank of America Corp. ............... 160,530 4,228,360
Citigroup, Inc. ..................... 97,214 3,838,981
Fifth Third Bancorp ................. 14,705 348,656
JPMorgan Chase & Co. .............. 125,171 17,406,279
NU Holdings Ltd., Class A
(a)
............ 138,640 1,136,848
Popular, Inc. ...................... 51,020 3,318,341
US Bancorp ...................... 28,087 895,414
Wells Fargo & Co. .................. 50,416 2,005,044
33,177,923
Beverages — 1.6%
Coca-Cola Co. (The) ................ 149,837 8,464,292
PepsiCo, Inc. ..................... 82,917 13,538,688
22,002,980
Biotechnology — 2.2%
AbbVie, Inc. ...................... 99,374 14,029,621
Amgen, Inc. ...................... 16,290 4,165,353
Biogen, Inc.
(a)
..................... 783 185,994
Gilead Sciences, Inc. ................ 49,224 3,866,053
Moderna, Inc.
(a)(b)
................... 44,425 3,374,523
Vertex Pharmaceuticals, Inc.
(a)
.......... 11,401 4,128,416
29,749,960
Broadline Retail — 3.4%
Amazon.com, Inc.
(a)
................. 269,822 35,910,610
eBay, Inc. ........................ 46,794 1,835,729
Etsy, Inc.
(a)(b)
...................... 61,601 3,837,742
MercadoLibre, Inc.
(a)(b)
................ 3,343 4,147,794
45,731,875
Building Products — 0.5%
Builders FirstSource, Inc.
(a)
............ 33,872 3,675,789
Carrier Global Corp. ................. 15,422 735,013
Lennox International, Inc. ............. 805 298,285
UFP Industries, Inc. ................. 27,797 2,645,440
7,354,527
Capital Markets — 4.5%
Affiliated Managers Group, Inc. ......... 18,020 2,212,135
Ameriprise Financial, Inc. ............. 14,921 4,693,699
Bank of New York Mellon Corp. (The) ..... 101,442 4,311,285
BlackRock, Inc.
(c)
................... 4,595 2,813,427
Blackstone, Inc., Class A .............. 23,201 2,142,612
Charles Schwab Corp. (The) ........... 6,710 349,188
Evercore, Inc., Class A ............... 26,899 3,501,712
Goldman Sachs Group, Inc. (The) ....... 18,471 5,607,980
Interactive Brokers Group, Inc., Class A .... 62,122 4,974,109
Security
Shares
Shares Value
Capital Markets (continued)
Janus Henderson Group plc ........... 117,572 $ 2,712,386
Jefferies Financial Group, Inc. .......... 130,003 4,183,497
LPL Financial Holdings, Inc. ............ 1,299 291,651
Morgan Stanley .................... 51,003 3,612,032
MSCI, Inc. ....................... 10,486 4,944,673
Nasdaq, Inc. ...................... 41,524 2,059,590
Raymond James Financial, Inc. ......... 25,058 2,391,536
S&P Global, Inc. ................... 16,683 5,827,539
State Street Corp. .................. 45,370 2,932,263
Stifel Financial Corp. ................ 5,385 306,945
T. Rowe Price Group, Inc. ............. 1,223 110,682
XP, Inc., Class A ................... 55,904 1,118,080
61,097,021
Chemicals — 1.4%
CF Industries Holdings, Inc. ............ 6,697 534,287
Chemours Co. (The) ................. 25,998 626,812
Dow, Inc. ........................ 22,047 1,065,752
Huntsman Corp. ................... 6,645 155,028
Linde plc ........................ 33,790 12,913,186
LyondellBasell Industries NV, Class A ..... 8,347 753,233
Mosaic Co. (The) ................... 5,706 185,331
Olin Corp. ........................ 59,472 2,540,644
18,774,273
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 8,523 4,322,184
Tetra Tech, Inc. .................... 9,272 1,399,237
5,721,421
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
............... 15,239 3,053,439
Cisco Systems, Inc. ................. 108,111 5,635,826
Motorola Solutions, Inc. .............. 9,316 2,594,133
11,283,398
Construction & Engineering — 0.3%
EMCOR Group, Inc. ................. 16,680 3,446,922
Consumer Finance — 1.1%
Ally Financial, Inc. .................. 174,699 4,225,969
American Express Co. ............... 16,171 2,361,451
Capital One Financial Corp. ............ 24,239 2,455,168
Credit Acceptance Corp.
(a)
............. 1,157 465,612
OneMain Holdings, Inc. ............... 85,238 3,062,601
Synchrony Financial ................. 79,234 2,222,514
14,793,315
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A .......... 138,663 3,008,987
Costco Wholesale Corp. .............. 11,509 6,358,032
Kroger Co. (The) ................... 116,180 5,271,087
Target Corp. ...................... 15,927 1,764,552
Walmart, Inc. ...................... 71,498 11,683,488
28,086,146
Diversified Consumer Services — 0.3%
H&R Block, Inc. .................... 104,304 4,281,679
Diversified Telecommunication Services — 1.1%
AT&T, Inc. ........................ 519,989 8,007,831
Liberty Global plc, Class C, NVS
(a)(b)
...... 169,591 2,876,263
Verizon Communications, Inc. .......... 132,479 4,653,987
15,538,081
Electric Utilities — 1.5%
Constellation Energy Corp. ............ 7,053 796,425
Duke Energy Corp. ................. 37,077 3,295,775

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ...................... 58,004 $ 2,258,676
FirstEnergy Corp. .................. 21,729 773,552
NextEra Energy, Inc. ................ 51,644 3,010,845
NRG Energy, Inc. ................... 112,674 4,775,124
Southern Co. (The) ................. 78,588 5,288,972
20,199,369
Electrical Equipment — 1.2%
Acuity Brands, Inc. .................. 3,222 521,867
Atkore, Inc.
(a)(b)
..................... 26,707 3,319,146
Eaton Corp. plc .................... 20,537 4,269,848
Emerson Electric Co. ................ 56,741 5,048,247
nVent Electric plc ................... 61,177 2,944,449
16,103,557
Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc. ........................ 37,184 4,566,195
Keysight Technologies, Inc.
(a)
........... 22,244 2,714,880
7,281,075
Energy Equipment & Services — 0.6%
ChampionX Corp. .................. 30,562 941,310
Schlumberger NV .................. 41,399 2,304,268
Weatherford International plc
(a)
.......... 47,566 4,427,919
7,673,497
Entertainment — 0.1%
(a)
Live Nation Entertainment, Inc.
(b)
........ 3,103 248,302
Spotify Technology SA ............... 3,034 499,882
748,184
Financial Services — 2.4%
Fidelity National Information Services, Inc. .. 26,203 1,286,829
Fiserv, Inc.
(a)
...................... 10,404 1,183,455
Mastercard, Inc., Class A .............. 27,005 10,163,332
PayPal Holdings, Inc.
(a)
............... 2,305 119,399
Visa, Inc., Class A .................. 76,167 17,906,862
Voya Financial, Inc. ................. 31,848 2,126,491
32,786,368
Food Products — 0.9%
Archer-Daniels-Midland Co. ............ 25,567 1,829,830
General Mills, Inc. .................. 69,473 4,532,418
Hershey Co. (The) .................. 20,971 3,928,917
Kraft Heinz Co. (The) ................ 4,395 138,267
Mondelez International, Inc., Class A ...... 29,122 1,928,168
12,357,600
Ground Transportation — 0.3%
Avis Budget Group, Inc.
(a)(b)
............ 15,278 2,487,258
Landstar System, Inc. ................ 5,633 928,206
Uber Technologies, Inc.
(a)
............. 11,439 495,080
Union Pacific Corp. ................. 3,763 781,237
4,691,781
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories ................. 81,664 7,721,331
Becton Dickinson & Co. .............. 1,443 364,762
Dentsply Sirona, Inc. ................ 45,031 1,369,393
GE HealthCare Technologies, Inc. ....... 57,974 3,859,329
Hologic, Inc.
(a)
..................... 83,520 5,526,518
Lantheus Holdings, Inc.
(a)(b)
............ 48,543 3,135,878
Medtronic plc ..................... 15,548 1,097,067
23,074,278
Health Care Providers & Services — 3.9%
Cigna Group (The) .................. 1,692 523,167
CVS Health Corp. .................. 101,888 7,031,291
Security
Shares
Shares Value
Health Care Providers & Services (continued)
DaVita, Inc.
(a)
...................... 6,510 $ 502,767
Elevance Health, Inc. ................ 13,088 5,890,778
Humana, Inc. ..................... 10,983 5,751,687
McKesson Corp. ................... 16,194 7,374,100
Molina Healthcare, Inc.
(a)(b)
............. 16,594 5,524,972
UnitedHealth Group, Inc. .............. 36,960 19,794,298
52,393,060
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A
(a)(b)
............... 39,473 4,669,261
Booking Holdings, Inc.
(a)
.............. 2,603 7,261,225
Hyatt Hotels Corp., Class A ............ 7,129 730,295
McDonald's Corp. .................. 34,523 9,050,895
Starbucks Corp. .................... 48,968 4,516,808
Wingstop, Inc.
(b)
.................... 21,277 3,888,797
Yum! Brands, Inc. .................. 43,237 5,225,624
35,342,905
Household Durables — 0.1%
Tempur Sealy International, Inc. ......... 12,631 504,356
Whirlpool Corp. .................... 9,583 1,001,998
1,506,354
Household Products — 1.6%
Procter & Gamble Co. (The) ........... 148,988 22,352,670
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ...................... 90,645 2,965,904
Industrial REITs — 0.3%
Prologis, Inc. ...................... 33,156 3,340,467
Insurance — 2.6%
Aflac, Inc. ........................ 67,895 5,303,278
Allstate Corp. (The) ................. 12,154 1,557,292
American International Group, Inc. ....... 66,917 4,102,681
Arch Capital Group Ltd.
(a)
............. 1,891 163,912
Everest Group Ltd. .................. 2,872 1,136,221
Fidelity National Financial, Inc., Class A .... 83,982 3,282,856
First American Financial Corp. .......... 30,001 1,543,251
Hartford Financial Services Group, Inc. (The) 7,253 532,733
MetLife, Inc. ...................... 146,380 8,784,264
Principal Financial Group, Inc. .......... 6,685 452,441
Prudential Financial, Inc. .............. 40,931 3,742,731
RLI Corp. ........................ 4,855 646,880
Travelers Cos., Inc. (The) ............. 14,906 2,495,861
Unum Group ...................... 28,438 1,390,618
35,135,019
Interactive Media & Services — 3.4%
(a)
Alphabet, Inc., Class C, NVS ........... 214,221 26,841,891
Meta Platforms, Inc., Class A ........... 65,200 19,642,804
46,484,695
IT Services — 1.5%
Accenture plc, Class A ............... 30,083 8,937,358
Amdocs Ltd. ...................... 23,468 1,881,195
Gartner, Inc.
(a)
..................... 13,294 4,414,140
International Business Machines Corp. .... 13,008 1,881,477
MongoDB, Inc., Class A
(a)
............. 1,643 566,161
Okta, Inc., Class A
(a)
................. 8,968 604,533
Wix.com Ltd.
(a)
..................... 25,514 2,038,569
20,323,433
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. ............. 24,551 2,537,837
Danaher Corp. .................... 17,136 3,290,455
Medpace Holdings, Inc.
(a)
............. 10,868 2,637,337

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.
(a)
....... 4,143 $ 4,081,684
Thermo Fisher Scientific, Inc.
(b)
.......... 14,600 6,493,642
19,040,955
Machinery — 1.4%
AGCO Corp. ...................... 6,541 749,991
Caterpillar, Inc. .................... 10,291 2,326,280
Deere & Co. ...................... 7,870 2,875,383
Dover Corp. ...................... 2,341 304,213
Illinois Tool Works, Inc. ............... 21,313 4,776,670
Otis Worldwide Corp. ................ 92,214 7,119,843
Parker-Hannifin Corp. ................ 2,958 1,091,236
19,243,616
Media — 1.4%
Charter Communications, Inc., Class A
(a)(b)
.. 3,662 1,475,054
Comcast Corp., Class A .............. 134,045 5,534,718
Fox Corp., Class A, NVS .............. 138,742 4,216,369
Interpublic Group of Cos., Inc. (The) ...... 129,955 3,690,722
News Corp., Class A, NVS ............ 121,073 2,503,790
Omnicom Group, Inc. ................ 29,430 2,204,601
19,625,254
Metals & Mining — 0.9%
Commercial Metals Co. ............... 23,387 989,036
Nucor Corp. ...................... 24,830 3,669,626
Reliance Steel & Aluminum Co. ......... 16,479 4,191,928
Steel Dynamics, Inc. ................. 37,129 3,954,610
12,805,200
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. .............. 88,300 651,654
Multi-Utilities — 1.0%
Ameren Corp. ..................... 40,686 3,080,337
Consolidated Edison, Inc. ............. 29,348 2,576,461
DTE Energy Co. ................... 40,773 3,929,702
Public Service Enterprise Group, Inc. ..... 7,896 486,788
Sempra ......................... 4,708 329,701
WEC Energy Group, Inc. .............. 41,482 3,376,220
13,779,209
Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Corp.
(a)(b)
............ 106,334 3,130,473
APA Corp. ....................... 94,953 3,771,533
Chesapeake Energy Corp. ............ 3,814 328,309
Chevron Corp. ..................... 65,562 9,554,350
ConocoPhillips .................... 8,842 1,050,430
Devon Energy Corp. ................. 43,224 2,012,942
EOG Resources, Inc. ................ 6,541 825,801
Exxon Mobil Corp. .................. 148,049 15,670,987
Kinder Morgan, Inc. ................. 36,665 593,973
Marathon Oil Corp. .................. 61,945 1,691,718
Marathon Petroleum Corp. ............ 34,081 5,154,751
Murphy Oil Corp. ................... 52,180 2,341,317
Occidental Petroleum Corp. ............ 6,919 427,663
Ovintiv, Inc. ....................... 20,067 963,216
Range Resources Corp. .............. 153,068 5,485,957
Valero Energy Corp. ................. 12,126 1,540,002
54,543,422
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ............... 51,040 2,617,331
Security
Shares
Shares Value
Personal Care Products — 0.3%
elf Beauty, Inc.
(a)
................... 32,953 $ 3,052,436
Estee Lauder Cos., Inc. (The), Class A .... 9,809 1,264,086
4,316,522
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co. .............. 121,879 6,280,425
Eli Lilly & Co. ..................... 26,809 14,850,309
Johnson & Johnson ................. 112,811 16,734,384
Merck & Co., Inc. ................... 114,156 11,723,821
Pfizer, Inc. ....................... 234,378 7,162,592
Royalty Pharma plc, Class A ........... 6,392 171,753
56,923,284
Professional Services — 1.1%
Automatic Data Processing, Inc. ......... 10,249 2,236,537
ExlService Holdings, Inc.
(a)
............ 87,628 2,287,967
Paychex, Inc. ..................... 58,068 6,448,451
Robert Half, Inc. ................... 51,817 3,874,357
14,847,312
Residential REITs — 0.5%
AvalonBay Communities, Inc. .......... 2,364 391,809
Equity Residential .................. 64,965 3,594,513
Mid-America Apartment Communities, Inc. .. 22,270 2,631,201
6,617,523
Retail REITs — 0.4%
Brixmor Property Group, Inc. ........... 103,826 2,158,543
Simon Property Group, Inc. ............ 25,241 2,773,733
4,932,276
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc.
(a)
......... 8,415 828,877
Applied Materials, Inc. ............... 31,172 4,125,614
Axcelis Technologies, Inc.
(a)
............ 23,105 2,945,887
Broadcom, Inc. .................... 22,132 18,621,201
Enphase Energy, Inc.
(a)
............... 11,662 928,062
Intel Corp. ....................... 45,455 1,659,107
KLA Corp. ........................ 9,507 4,465,438
Lam Research Corp. ................ 3,778 2,222,295
Lattice Semiconductor Corp.
(a)(b)
......... 31,698 1,762,726
Microchip Technology, Inc. ............. 15,392 1,097,296
NVIDIA Corp. ..................... 84,277 34,368,161
QUALCOMM, Inc. .................. 55,334 6,030,853
Rambus, Inc.
(a)
.................... 77,172 4,192,755
Texas Instruments, Inc. ............... 36,244 5,147,010
88,395,282
Software — 13.4%
Adobe, Inc.
(a)
...................... 10,616 5,648,349
Atlassian Corp., Class A
(a)
............. 40,258 7,272,205
Cadence Design Systems, Inc.
(a)
........ 27,127 6,506,411
Crowdstrike Holdings, Inc., Class A
(a)
...... 23,651 4,180,787
DocuSign, Inc.
(a)
................... 72,400 2,814,912
Elastic NV
(a)
...................... 40,769 3,059,306
Fair Isaac Corp.
(a)
................... 8,462 7,157,752
Fortinet, Inc.
(a)
..................... 132,703 7,586,631
HubSpot, Inc.
(a)
.................... 4,225 1,790,428
Intuit, Inc. ........................ 13,020 6,444,249
Manhattan Associates, Inc.
(a)
........... 34,864 6,797,783
Microsoft Corp. .................... 267,705 90,513,738
Nutanix, Inc., Class A
(a)
............... 125,518 4,542,496
Oracle Corp. ...................... 38,405 3,971,077
Palo Alto Networks, Inc.
(a)
............. 20,230 4,916,295
Procore Technologies, Inc.
(a)
........... 28,322 1,730,191
Qualys, Inc.
(a)(b)
.................... 23,264 3,558,229
Salesforce, Inc.
(a)
................... 3,021 606,707

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
ServiceNow, Inc.
(a)
.................. 3,371 $ 1,961,416
Smartsheet, Inc., Class A
(a)
............ 4,884 193,113
Synopsys, Inc.
(a)
................... 11,826 5,551,597
Workiva, Inc., Class A
(a)
............... 35,357 3,079,241
Zscaler, Inc.
(a)(b)
.................... 15,085 2,393,839
182,276,752
Specialized REITs — 0.6%
Lamar Advertising Co., Class A ......... 4,297 353,514
Public Storage ..................... 8,593 2,051,235
Weyerhaeuser Co. .................. 200,484 5,751,886
8,156,635
Specialty Retail — 3.1%
AutoNation, Inc.
(a)(b)
................. 26,951 3,505,786
AutoZone, Inc.
(a)(b)
.................. 896 2,219,508
Bath & Body Works, Inc. .............. 101,182 3,000,046
Best Buy Co., Inc. .................. 28,310 1,891,674
Dick's Sporting Goods, Inc. ............ 44,336 4,741,735
Home Depot, Inc. (The) .............. 29,417 8,374,726
Lowe's Cos., Inc. ................... 46,442 8,850,452
Murphy USA, Inc. .................. 8,401 3,046,959
Wayfair, Inc., Class A
(a)
............... 13,111 558,660
Williams-Sonoma, Inc. ............... 41,798 6,279,732
42,469,278
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ....................... 533,231 91,059,858
Dell Technologies, Inc., Class C ......... 23,412 1,566,497
Hewlett Packard Enterprise Co. ......... 270,188 4,155,492
HP, Inc. ......................... 112,671 2,966,627
Super Micro Computer, Inc.
(a)
........... 5,285 1,265,599
101,014,073
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.
(a)
...................... 39,288 3,509,204
Deckers Outdoor Corp.
(a)
.............. 4,612 2,753,641
PVH Corp. ....................... 14,430 1,072,870
Tapestry, Inc. ...................... 109,485 3,017,407
10,353,122
Security
Shares
Shares Value
Tobacco — 0.6%
Altria Group, Inc. ................... 13,787 $ 553,824
Philip Morris International, Inc. .......... 86,152 7,681,312
8,235,136
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc. ...... 8,685 1,333,234
Ferguson plc ...................... 39,072 5,868,614
WW Grainger, Inc. .................. 1,768 1,290,340
8,492,188
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 12,868 1,513,920
Total Long-Term Investments — 99.6%
(Cost: $1,304,001,826) ........................... 1,354,543,278
Short-Term Securities
Money Market Funds — 2.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 27,069,502 27,080,330
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 3,671,180 3,671,180
Total Short-Term Securities — 2.3%
(Cost: $30,749,064) .............................. 30,751,510
Total Investments — 101.9%
(Cost: $1,334,750,890 ) ........................... 1,385,294,788
Liabilities in Excess of Other Assets — (1.9)% ............ (25,435,466)
Net Assets — 100.0% ..............................
$ 1,359,859,322
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 5,273,814 $ 21,803,833
(a)
$ — $ 786 $ 1,897 $ 27,080,330 27,069,502 $ 33,637
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,245,623 1,425,557
(a)
— — — 3,671,180 3,671,180 44,393 —
BlackRock, Inc. ........... 3,257,590 178,105 (56,490) 710 (566,488) 2,813,427 4,595 22,395 —
$ 1,496 $ (564,591) $ 33,564,937 $ 100,425 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 21 12/15/23 $ 4,423 $ (200,753)
S&P Midcap 400 E-Mini Index ................................................. 2 12/15/23 475 (28,715)
$ (229,468)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,354,543,278 $ — $ — $ 1,354,543,278
Short-Term Securities
Money Market Funds ...................................... 30,751,510 — — 30,751,510
$ 1,385,294,788 $ — $ — $ 1,385,294,788
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (229,468) $ — $ — $ (229,468)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares